Drilling units (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Drilling units [Line Items]
Depreciation and amortization expense	$ 64.8	$ 57.7	$ 132.5	$ 115.2
Drilling Units
Drilling units [Line Items]
Cost	6,463.2		6,463.2		$ 6,434.2
Accumulated depreciation	(1,019.4)		(1,019.4)		(886.9)
Net book value	$ 5,443.8		5,443.8		$ 5,547.3
Depreciation and amortization expense			$ 132.5	$ 115.2